COMMITMENTS AND CONTINGENCIES - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease right-of-use asset	$ 3,035	$ 3,788	$ 4,050	$ 4,307	$ 836	$ 1,099	$ 1,354	$ 1,603	$ 1,846
Current portion of operating lease liability	1,322	1,082	970	861	920	1,211	1,169	1,129	1,090
Long-term operating lease liability	1,984	3,002	$ 3,306	$ 3,601	$ 0	$ 0	$ 315	$ 621	$ 920
Total operating lease liabilities	$ 3,306	$ 4,084